Property And Equipment (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Property And Equipment

	Restaurant, production, and R&D equipment	Furniture and fixtures	Computer equipment and software	Leasehold improvements	Vehicle	Total

Cost

At January 1, 2020	$ 195,513	$ 18,030	$ 21,410	$ 70,436	$ 61,222	$ 366,611

Additions	169,210	107,112	86,460	182,713	8,559	554,054

At December 31, 2020	364,723	125,142	107,870	253,149	69,781	920,665

Additions	9,848,607	568,659	403,656	4,863,197	206,760	15,890,879

Disposals	(2,679)	-	-	-	(34,768)	(37,447)

At December 31, 2021	$10,210,651	$ 693,801	$ 511,526	$ 5,116,346	$ 241,773	$16,774,097

Accumulated depreciation

At January 1, 2020	$ (11,047)	$ (6,113)	$ (13,875)	$ (19,945)	$(6,122)	$ (57,102)

Depreciation	(52,887)	(4,353)	(20,332)	(32,378)	(12,885)	(122,835)

At December 31, 2020	(63,934)	(10,466)	(34,207)	(52,323)	(19,007)	(179,937)

Depreciation	(258,314)	(74,093)	(332,597)	(357,833)	(21,084)	(1,043,921)

Disposals	-	-	-	-	1,446	1,446

Impairment	(101,077)	-	-	-	-	(101,077)

At December 31, 2021	$(423,325)	$(84,559)	$(366,804)	$(410,156)	$(38,645)	$(1,323,489)

Net book value

At December 31, 2020	$ 300,789	$ 114,676	$ 73,663	$ 200,826	$ 50,774	$ 740,728

At December 31, 2021	$ 9,787,326	$ 609,242	$ 144,722	$ 4,706,190	$ 203,128	$ 15,450,608

	Restaurant, production, and R&D equipment	Furniture and fixtures	Computer equipment and software	Leasehold improvements	Vehicle	Total
Cost
At January 1, 2019	$1,071	$10,102	$10,160	$29,705	$—	$51,038
Additions	196,449	7,928	11,250	40,731	61,222	317,580
Transferred from right-of-use assets	19,415	—	—	—	—	19,415
Impairment	(21,422)	—	—	—	—	(21,422)

At December 31, 2019	195,513	18,030	21,410	70,436	61,222	366,611
Additions	169,210	107,112	86,460	182,713	8,559	554,054

At December 31, 2020	$364,723	$125,142	$107,870	$253,149	$69,781	$920,665

Accumulated depreciation and impairment
At January 1, 2019	$1,791	$(2,790)	$(10,160)	$(6,201)	$—	$(17,360)
Depreciation	(22,855)	(3,323)	(3,715)	(13,744)	(6,122)	(49,759)
Impairment	10,017	—	—	—	—	10,017

At December 31, 2019	(11,047)	(6,113)	(13,875)	(19,945)	(6,122)	(57,102)
Depreciation	(52,887)	(4,353)	(20,332)	(32,378)	(12,885)	(122,835)

At December 31, 2020	$(63,934)	$(10,466)	$(34,207)	$(52,323)	$(19,007)	$(179,937)

Net book value
At December 31, 2019	$184,466	$11,917	$7,535	$50,491	$55,100	$309,509

At December 31, 2020	$300,789	$114,676	$73,663	$200,826	$50,774	$740,728

Disclosure Of Depreciation Of Property And Equipment
Depreciation of property and equipment included in the consolidated financial statements is split as follows:

	As at December 31,

	2021	2020

Consolidated statements of financial position

Included in inventory	$ 263,609	$ 12,053

	Year ended December 31,

	2021	2020

Consolidated statements of net loss and comprehensive loss

Included in procurement expense	$ 433,984	$ 76,132

Included in fulfilment expense	15,177	244

Included in general and administrative expense	179,881	30,822

Included in research and development expense	6,804	3,584

Included in pre-production expense	144,466	-

	$ 780,312	$ 110,782

Depreciation of property and equipment included in the consolidated financial statements is split as follows:

	As at and for the year ended December 31
	2020	2019
Consolidated statements of financial position
Included in inventory	$12,053	$—
Consolidated statements of net loss and comprehensive loss
Included in procurement expense	$76,132	$39,921
Included in fulfilment expense	244	—
Included in general and administrative expense	30,822	8,707
Included in research and development expense	3,584	1,131

	$110,782	$49,759